Schedule of geographic areas by revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Total revenues	$ 6,038,542	$ 10,820,365	$ 8,725,816
UNITED STATES
Segment Reporting [Line Items]
Total revenues	5,000,611	10,422,293	8,446,459
Non-US [Member]
Segment Reporting [Line Items]
Total revenues	$ 1,037,931	$ 398,072	$ 279,357